                                                Evergreen Select
                                                  Money Market
                                                      Funds

February 28, 1998

Annual Report

Evergreen Tree Funds Logo appears here in forefront of tree branch background.

Picture of Trees, American Flag and Lighthouse in picture with $20 bills in background.

                               Table of Contents




 Letter to Shareholders .......................  1
 Evergreen Select Money Market Fund
    Fund at a Glance ..........................  2
 Evergreen Select Municipal Money
 Market Fund
    Fund at a Glance ..........................  3
 Evergreen Select Treasury Money
 Market Fund
    Fund at a Glance ..........................  4
 Evergreen Select 100% Treasury Money
 Market Fund
    Fund at a Glance ..........................  5
 Financial Highlights
    Evergreen Select Money Market Fund ........  6
    Evergreen Select Municipal Money Market
       Fund ...................................  7
    Evergreen Select Treasury Money
       Market Fund ............................  8
    Evergreen Select 100% Treasury Money
       Market Fund ............................  9


 Schedule of Investments
    Evergreen Select Money Market Fund ........ 10
    Evergreen Select Municipal Money Market
       Fund ................................... 13
    Evergreen Select Treasury Money
       Market Fund ............................ 17
    Evergreen Select 100% Treasury Money
       Market Fund ............................ 19
 Statements of Assets and Liabilities ......... 20
 Statements of Operations ..................... 21
 Statements of Changes in Net Assets -
    Year Ended February 28, 1998 and
    Period Ended February 28, 1997 ............ 22
 Combined Notes to Financial
 Statements ................................... 23
 Report of Independent Accountants
    Price Waterhouse LLP ...................... 29
 Additional Information ....................... 30


--------------------------------------------------------------------------------
                                Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with more than $47 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broader range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.
------------------------------------------------------------------------
This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.


Mutual Funds:          ARE NOT FDIC INSURED   May lose value o Are not bank guaranteed




                          Evergreen Distributor, Inc.

Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc. Copyright
                                     1998.

                            Letter to Shareholders

                                   April 1998

                                Dear Shareholders:
Picture of William M. Ennis
     William M. Ennis


                                The 12-month period that ended on February 28,
                                1998, proved to be an especially rewarding one
                                for both domestic stock and long-term bond fund
                                investors, despite periods of dramatic
                                volatility and deep market corrections. The
Picture of David C. Francis     markets continued their upward advance in early
David C. Francis                1998 in both the stock and the bond markets,
                                with stock market indices hitting new highs and the yield on the 30-year Treasury Bond dipping under 6%.

                                These strong recent returns, however, have
institutional investors concerneincreased the d about the lofty prices in the stock market or worried about how far long-term uncertainty for many investors. For those interest rates will decline before they begin to reverse directions, money market funds provide a haven from market volatility and a means for diversification as well as a source of current income and liquidity.


Yield Curve Flattens

For the 12 months that ended on February 28, 1998, the Evergreen Select Money Market Funds provided strong returns while seeking to protect principal and maintain stable net asset values. During that 12-month period, the yield curve flattened rather dramatically as the yields on long-term investments dropped far more than the yields on short-term investments. To illustrate, the yield on the 30-year Treasury fell 88 basis points from 6.80% to 5.92%, while the yield on a one-year Treasury fell just 26 basis points from 5.67% to 5.41%. This allowed money funds to retain more of their dividend levels than longer-maturity fixed income investments.

Safety and Liquidity

Market participants are currently debating how long the stock and bond markets can sustain their rallies, and how significant any short-term volatility is likely to be. In such an uncertain market environment, it makes increasing sense to allocate a portion of an overall portfolio to relatively safe, liquid institutional money funds, such as the Evergreen Select Money Market Funds.

As the information on the following pages attests, the Evergreen Select Money Market Funds are managed in a conservative way, but still have been able to provide competitive yields for the liquid portions of institutional investors' portfolios.

At Evergreen Funds, we are committed to providing a strong array of Select Funds, including money market funds, to help institutional investors assemble personal portfolios that make sense for their needs and risk tolerances.

Thank you for your support of Evergreen Select Funds.

Sincerely,

(Signature of William M. Ennis)
 William M. Ennis
Managing Director
Evergreen Funds

(Signature of David C. Francis, C.F.A.)
David C. Francis, C.F.A.
Chief Investment Officer
Managing Director
First Capital Group

                                   EVERGREEN
                            Select Money Market Fund
                    Fund at a Glance as of February 28, 1998

Portfolio
Management
--------------------

Picture of Kellie Allen




   Kellie Allen
Capital Management Group
Tenure: November 1996



Picture of Bryant K. White

   Bryan K. White
Capital Management Group
Tenure: November 1996




  Total Net Assets: $2,267,089,021


     Average Maturity: 69 days

                   ----------------------------------------
                            PERFORMANCE AND RETURNS

                                                  Institutional
                                Institutional       Service
                                   Shares           Shares
                                 (Class I)        (Class IS)
Inception Date               11/19/96          11/26/96

One year return               5.71  %           5.45  %

Average Annual Total Return
  since Inception             5.71  %           5.45  %

7-day annualized yield        5.61  %           5.36  %

30-day annualized yield       5.62  %           5.37  %

12-month distributions     $ 0.056           $ 0.053


                   ----------------------------------------
                              PORTFOLIO ALLOCATION

(as a percentage of portfolio assets)

(pie chart appears here with plot points)

Commercial Paper - 57.1%
Corporate Notes/Bonds - 26.3%
Certificates of Deposit - 6.8%
U.S. Government
Agency Notes - 3.9%
Variable Rate Notes - 2.2%
Funding Agreement - 2.0%
Repurrchase Agreement
and Mutual Fund Shares - 1.7%






  An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable NAV of $1.00 per share. Yields will fluctuate. Past performance is no guarantee of future results.

                                   EVERGREEN
                       Select Municipal Money Market Fund
                    Fund at a Glance as of February 28, 1998

Portfolio
Management
--------------------


Picture of Richard K. Marrone


   Richard K. Marrone
Capital Management Group
Tenure: November 1996



Picture of Diane Beaver

   Diane Beaver
Capital Management Group
Tenure: November 1996




     Total Net Assets: $503,766,417


     Average Maturity: 56 days

                   ----------------------------------------
                            PERFORMANCE AND RETURNS

                                                  Institutional
                                Institutional       Service
                                   Shares           Shares
                                 (Class I)        (Class IS)
Inception Date               11/20/96          11/25/96

One year return               3.67  %           3.41  %

Average Annual Total Return
  since Inception             3.64  %           3.39  %

7-day annualized yield        3.65  %           3.40  %

30-day annualized yield       3.47  %           3.22  %

12-month distributions     $ 0.036           $ 0.034


                   ----------------------------------------
                              PORTFOLIO ALLOCATION

(as a percentage of portfolio assets)

(pie chart appears here with plot points)

General Obligation - 41.6%
Housing - 10.7%
Transportation - 9.2%
Education - 8.9%
Water & Sewer - 8.7%
Healthcare & Hospitals - 7.9%
Utilities - 7.3%
Pollution Control - 5.1%
Pre-refunded - 0.4%
Mutual Fund Shares - 0.2%





  An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable NAV of $1.00 per share. Yields will fluctuate. Past performance is no guarantee of future results.

                                   EVERGREEN
                       Select Treasury Money Market Fund
                    Fund at a Glance as of February 28, 1998

Portfolio
Management
--------------------

Picture of Kellie Allen



       Kellie Allen
 Capital Management Group
   Tenure: November 1996


Picture of Bryan K. White


      Bryan K. White
 Capital Management Group
   Tenure: November 1996




  Total Net Assets: $2,261,759,977


     Average Maturity: 36 days


                   ----------------------------------------
                            PERFORMANCE AND RETURNS

                                                  Institutional
                                Institutional       Service
                                   Shares           Shares
                                 (Class I)        (Class IS)
Inception Date               11/20/96          11/27/96

One year return               5.51  %           5.25  %

Average Annual Total Return
  since Inception             5.51  %           5.25  %

7-day annualized yield        5.46  %           5.21  %

30-day annualized yield       5.41  %           5.16  %

12-month distributions     $ 0.055           $ 0.052


                   ----------------------------------------
                              PORTFOLIO ALLOCATION

(as a percentage of portfolio assets)

(pie chart appears here with plot points)

Repurchase Agreements - 72.3%
U.S Treasury Notes - 14.5%
U.S. Treasury Bills - 12.4%
Mutual Fund Shares - 0.8%

  An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable NAV of $1.00 per share. Yields will fluctuate. Past performance is no guarantee of future results.

                                   EVERGREEN
                     Select 100% Treasury Money Market Fund
                    Fund at a Glance as of February 28, 1998

 Portfolio
 Management
--------------------

Picture of Kellie Allen



       Kellie Allen
 Capital Management Group
  Tenure: December 1997



Picture of Bryan K. White

      Bryan K. White
 Capital Management Group
  Tenure: December 1997




     Total Net Assets: $250,500,602


     Average Maturity: 68 days

                   ----------------------------------------
                            PERFORMANCE AND RETURNS

                                               Institutional
                             Institutional       Service
                                Shares           Shares
                              (Class I)        (Class IS)
Inception Date             12/8/97           12/23/97

7-day annualized yield     5.17%             4.88%

30-day annualized yield    5.11%             4.84%


The Fund was introduced in December 1997 and therefore has no annual performance.



                   ----------------------------------------
                             PORTFOLIO ALLOCATION

(as a percentage of portfolio assets)

(pie chart appears here with plot points)

U.S. Notes - 54.6%
U.S. Treasury Bills - 45.4%


  An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable NAV of $1.00 per share. Yields will fluctuate. Past performance is no guarantee of future results.

                                   EVERGREEN
                            Select Money Market Fund
                              Financial Highlights

                (For a share outstanding throughout each period)



                                                                                November 19, 1996
                                                                                (Commencement of
                                                                                Class Operations)
                                                               Year Ended            through
                                                           February 28, 1998    February 28, 1997
 INSTITUTIONAL SHARES
---------------------------------------------------------------------------------------------
Net asset value beginning of period                            $    1.000         $     1.000
                                                                =========         ===========

Income from investment operations

Net investment income                                               0.056               0.015

Less distributions from net investment income                      (0.056)             (0.015)
                                                                ---------         -----------

Net asset value end of period                                  $    1.000         $     1.000
                                                                =========         ===========

Total return                                                         5.71%               1.57%

Ratios/supplemental data
Ratios to average net assets
 Total expenses                                                      0.20%               0.07%(a)

 Total expenses excluding indirectly paid expenses                   0.20%                  -

 Total expenses excluding waivers and/or reimbursements              0.23%               0.43%(a)

 Net investment income                                               5.60%               5.48%(a)

Net assets end of period (thousands)                           $1,051,741        $    575,331



                                                                                November 26, 1996
                                                                                (Commencement of
                                                                                Class Operations)
                                                               Year Ended            through
                                                           February 28, 1998    February 28, 1997
 INSTITUTIONAL SERVICE SHARES
 --------------------------------------------------------------------------------------------
Net asset value beginning of period                          $    1.000         $     1.000
                                                               =========         ===========

Income from investment operations

Net investment income                                             0.053               0.014

Less distributions from net investment income                    (0.053)             (0.014)
                                                               ---------         -----------

Net asset value end of period                                $    1.000         $     1.000
                                                               =========         ===========

Total return                                                       5.45%               1.40%

Ratios/supplemental data
Ratios to average net assets
 Total expenses                                                    0.45%               0.32%(a)

 Total expenses excluding indirectly paid expenses                 0.45%                  -

 Total expenses excluding waivers and/or reimbursements            0.48%               0.68%(a)

 Net investment income                                             5.33%               5.24%(a)

Net assets end of period (thousands)                         $1,215,348        $    867,294


(a)  Annualized.





                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       Select Municipal Money Market Fund
                              Financial Highlights

                (For a share outstanding throughout each period)


                                                                                November 20, 1996
                                                                                 (Commencement of
                                                                                Class Operations)
                                                               Year Ended            through
                                                           February 28, 1998    February 28, 1997
 INSTITUTIONAL SHARES
----------------------------------------------------------------------------------------------
Net asset value beginning of period                           $   1.000         $      1.000
                                                               =========         ============

Income from investment operations

Net investment income                                             0.036                0.010

Less distributions from net investment income                    (0.036)           (0.010)
                                                               ---------         ------------

Net asset value end of period                                 $   1.000         $      1.000
                                                               =========         ============

Total return                                                       3.67%                0.96%

Ratios/supplemental data
Ratios to average net assets
 Total expenses                                                    0.10%                0.05%(a)

 Total expenses excluding indirectly paid expenses                 0.10%                   -

 Total expenses excluding waivers and/or reimbursements            0.26%                0.45%(a)

 Net investment income                                             3.63%                3.50%(a)

Net assets end of period (thousands)                          $ 441,988         $    206,124



                                                                                November 25, 1996
                                                                                 (Commencement of
                                                                                Class Operations)
                                                               Year Ended            through
                                                           February 28, 1998    February 28, 1997
 INSTITUTIONAL SERVICE SHARES
------------------------------------------------------------------------------------------------
Net asset value beginning of period                          $    1.000         $      1.000
                                                              ==========         ============

Income from investment operations

Net investment income                                             0.034                0.008

Less distributions from net investment income                    (0.034)              (0.008)
                                                              ----------          ------------

Net asset value end of period                                $    1.000         $      1.000
                                                              ==========         ============

Total return                                                       3.41%                0.85%

Ratios/supplemental data
Ratios to average net assets
 Total expenses                                                    0.35%                0.30%(a)

 Total expenses excluding indirectly paid expenses                 0.35%                   -

 Total expenses excluding waivers and/or reimbursements            0.51%                0.70%(a)

 Net investment income                                             3.34%                3.19%(a)

Net assets end of period (thousands)                         $   61,778         $     14,295


(a)  Annualized.





                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       Select Treasury Money Market Fund
                              Financial Highlights

                (For a share outstanding throughout each period)


                                                                                November 20, 1996
                                                                                (Commencement of
                                                                                Class Operations)
                                                               Year Ended            through
                                                           February 28, 1998    February 28, 1997
 INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------
Net asset value beginning of period                          $    1.000         $    1.000
                                                               =========         ===========

Income from investment operations

Net investment income                                             0.055              0.015

Less distributions from net investment income                    (0.055)            (0.015)
                                                               ---------         -----------

Net asset value end of period                                $    1.000         $    1.000
                                                               =========         ===========

Total return                                                       5.51%              1.49%

Ratios/supplemental data
Ratios to average net assets
 Total expenses                                                    0.18%             0.06%(a)

 Total expenses excluding indirectly paid expenses                 0.18%                -

 Total expenses excluding waivers and/or reimbursements            0.23%             0.45%(a)

 Net investment income                                             5.42%             5.24%(a)

Net assets end of period (thousands)                         $1,256,701         $  367,771



                                                                                November 27, 1996
                                                                                (Commencement of
                                                                                Class Operations)
                                                               Year Ended            through
                                                           February 28, 1998    February 28, 1997
 INSTITUTIONAL SERVICE SHARES
---------------------------------------------------------------------------------------------
Net asset value beginning of period                          $    1.000        $      1.000
                                                               =========         ===========

Income from investment operations

Net investment income                                             0.052               0.013

Less distributions from net investment income                    (0.052)             (0.013)
                                                               ---------         -----------

Net asset value end of period                                $    1.000        $      1.000
                                                               =========         ===========

Total return                                                       5.25%              1.33%

Ratios/supplemental data
Ratios to average net assets
 Total expenses                                                    0.43%              0.31%(a)

 Total expenses excluding indirectly paid expenses                 0.43%                 -

 Total expenses excluding waivers and/or reimbursements            0.48%              0.70%(a)

 Net investment income                                             5.17%              4.98%(a)

Net assets end of period (thousands)                         $1,005,059        $   509,369


(a)  Annualized





                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                    Select 100% Treasury Money Market Fund
                              Financial Highlights

                (For a share outstanding throughout the period)


                                                            December 8, 1997
                                                            (Commencement of
                                                            Class Operations)
                                                                 through
                                                            February 28, 1998
 INSTITUTIONAL SHARES
 ------------------------------------------------------------------------
Net asset value beginning of period                         $      1.000
                                                             ===========

Income from investment operations

Net investment income                                              0.012

Less distributions from net investment income                     (0.012)
                                                             -----------

Net asset value end of period                               $      1.000
                                                             ===========

Total return                                                       1.18%

Ratios/supplemental data
Ratios to average net assets
 Total expenses                                                    0.20%(a)

 Total expenses excluding indirectly paid expenses                 0.20%(a)

 Total expenses excluding waivers and/or reimbursements            0.60%(a)

 Net investment income                                             5.18%(a)

Net assets end of period (thousands)                        $   245,004



                                                            December 23, 1997
                                                            (Commencement of
                                                            Class Operations)
                                                                 through
                                                            February 28, 1998
 INSTITUTIONAL SERVICE SHARES
------------------------------------------------------------------------
Net asset value beginning of period                         $     1.000
                                                             ===========

Income from investment operations

Net investment income                                             0.009

Less distributions from net investment income                    (0.009)
                                                             -----------

Net asset value end of period                               $     1.000
                                                             ===========

Total return                                                       0.93%

Ratios/supplemental data
Ratios to average net assets
 Total expenses                                                    0.42%(a)

 Total expenses excluding indirectly paid expenses                 0.42%(a)

 Total expenses excluding waivers and/or reimbursements            0.82%(a)

 Net investment income                                             4.74%(a)

Net assets end of period (thousands)                        $     5,497


(a)  Annualized







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Select Money Market Fund
                            Schedule of Investments

                               February 28, 1998




      Principal
       Amount                                                        Value
----------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 6.8%
$10,000,000           Bankers Trust,
                      5.98%, 8/12/98 ....................     $   9,999,957
 50,000,000           Banque National de Paris (New York),
                      5.69%, 2/26/99 ....................        50,000,000
 30,000,000           Bayerische Vereinsbank AG (New York),
                      5.71%, 2/26/99 ....................        30,000,000
 10,000,000           First America Bank of Michigan,
                      5.95%, 8/13/98 ....................         9,999,083
                      Societe Generale (New York):
 37,000,000            5.70%, 9/11/98 ...................        36,987,375
 18,000,000            5.85%, 3/2/98 ....................        17,999,981
                                                              =============
                      Total Certificates of Deposit
                      (cost $154,986,396) ...............       154,986,396
                                                              =============
COMMERCIAL PAPER* - 57.7%
                      Automotive Equipment &
                       Manufacturing - 2.4%
 30,000,000           Harley Davidson Dealer Funding,
                      5.85%, 3/3/98 .....................        29,990,250
 25,000,000           Hertz Corporation,
                      5.52%, 3/5/98 .....................        24,984,667
                                                              =============
                                                                 54,974,917
                                                              =============
                              Banks - 10.1%
 75,000,000           Bank of America,
                      5.48%, 3/24/98 ....................        74,737,417
 75,000,000           NationsBank Corp.,
                      5.57%, 3/9/98 .....................        74,907,167
 50,000,000           Norwest Corp.,
                      5.53%, 3/4/98 .....................        49,976,958
                      Societe Generale:
 15,000,000            5.70%, 6/18/98 ...................        14,996,993
 15,000,000            6.11%, 5/26/98 ...................        14,999,145
                                                              =============
                                                                229,617,680
                                                              =============
                             Brokers - 5.3%
 50,000,000           Merrill Lynch & Company Inc.,
                      5.49%, 3/4/98 .....................        49,977,125
 30,000,000           Morgan Stanley Group Inc.,
                      5.72%, 3/4/98 .....................        29,985,700
 40,000,000           Salomon Smith Barney Holdings Inc.,
                      5.51%, 3/4/98 .....................        39,981,633
                                                              =============
                                                                119,944,458
                                                              =============
                            Finance - 34.4%
 50,000,000           American Express Credit,
                      5.53%, 3/2/98 .....................        49,992,319
 21,278,000           Apex Funding Corp.,
                      (LOC: Bank of Tokyo-Mitsubishi Ltd.)
                      5.72%, 4/6/98 .....................        21,156,290
 44,496,000           Aristar, Inc.,
                      5.78%, 3/2/98 .....................        44,488,856
 50,000,000           Atlas Funding Corp.,
                      (LOC: Dai-Ichi Kangyo Bank Ltd.)
                      5.95%, 3/16/98 ....................        49,876,042
 40,000,000           Banner Receivables Corp.,
                      5.62%, 3/19/98 ....................        39,887,600
 30,000,000           Broadway Capital Corp.,
                      5.65%, 3/9/98 .....................        29,962,333
 40,000,000           Countrywide Funding Corp.,
                      5.51%, 3/11/98 ....................        39,938,778


      Principal
       Amount                                                        Value
----------------------------------------------------------------------------
COMMERCIAL PAPER* - continued
                      Finance - continued
                      Enterprise Funding Corp.,
                      (LOC: NationsBank):
$25,231,000            5.50%, 3/24/98 ...................     $  25,142,341
 50,000,000            5.52%, 3/6/98 ....................        49,961,667
 38,000,000           Gotham Funding Corp.,
                      (LOC: Bank of Tokyo-Mitsubishi Ltd.)
                      5.60%, 3/12/98 ....................        37,934,978
 41,207,000           Lexington Parker Capital Corp.,
                      5.58%, 3/3/98 .....................        41,194,226
 50,000,000           Mont Blanc Capital Corp.,
                      5.51%, 3/23/98 ....................        49,831,639
                      Monte Rosa Capital Corp.:
 25,000,000           5.48%, 3/5/98 .....................        24,984,778
 27,000,000            5.50%, 3/16/98 ...................        26,938,125
 25,402,000           Old Line Funding Corp.,
                      5.50%, 3/2/98 .....................        25,398,119
 40,000,000           Orix America, Inc.,
                      5.83%, 10/26/98 ...................        40,000,000
 45,000,000           Receivables Capital Corp.,
                      5.51%, 3/6/98 .....................        44,965,562
 50,000,000           Sanwa Business Credit Corp.,
                      (LOC: Sanwa Bank Ltd.)
                      5.73%, 3/17/98 ....................        49,872,666
 15,000,000           Sigma Finance,
                      5.93%, 8/7/98 .....................        15,000,000
 17,000,000           Trident Capital Finance, Inc.,
                      5.50%, 3/11/98 ....................        16,974,028
                      Working Capital Management Corp.,
                      (LOC: Industrial Bank of Japan Ltd.):
 30,000,000            5.77%, 3/10/98 ...................        29,956,725
 25,000,000            5.80%, 3/4/98 ....................        24,987,917
                                                              =============
                                                                778,444,989
                                                              =============
                          Industrial - 3.8%
                      Fingerhut Owner Trust:
 45,000,000            5.51%, 3/20/98 ...................        44,869,137
 41,400,000            5.53%, 3/18/98 ...................        41,291,889
                                                              =============
                                                                 86,161,026
                                                              =============
                      Telecommunication Services &
                           Equipment - 1.7%
 38,000,000           GTE Corp.,
                      5.55%, 4/8/98 .....................        37,777,383
                                                              =============
                      Total Commercial Paper
                      (cost $1,306,920,453) .............     1,306,920,453
                                                              =============
CORPORATE BONDS & NOTES - 26.6%
                      Automotive Equipment &
                       Manufacturing - 1.1%
 25,000,000           American Honda Finance Corp.,
                      5.62%, 10/22/98 ...................        25,002,504
                                                              =============
                              Banks - 11.2%
                      Abbey National PLC, Treasury
                      Services, MTN:
 25,000,000            5.72%, 1/29/99 ...................        25,000,000
 50,000,000            5.72%, 2/26/99 ...................        50,000,000
 22,000,000           Bankers Trust New York Corp., FRN,
                      5.87%, 2/3/99 (a) .................        22,000,000
 30,000,000           Bankers Trust, FRN,
                      5.69%, 4/23/98 ....................        29,998,314

                                   EVERGREEN
                            Select Money Market Fund
                      Schedule of Investments (continued)

                               February 28, 1998




      Principal
       Amount                                                        Value
-----------------------------------------------------------------------------
CORPORATE BONDS & NOTES - continued
                      Banks - continued
$5,600,000            First Interstate Bancorp, MTN,
                      9.38%, 11/15/98 ...................     $ 5,729,052
10,000,000            Fleet Financial Group Note,
                      6.04%, 6/30/98 ....................      10,000,473
61,900,000            ING Barings Bank, FRN,
                      5.88%, 7/7/98 .....................      61,900,262
19,000,000            Landesbank Hessen Thuringen,
                      5.93%, 6/30/98 ....................      18,992,352
20,000,000            PNC Bank, MTN,
                      5.63%, 5/12/98 ....................      19,997,317
 7,790,000            Urban Mortgage Bank, FRN,
                      5.50%, 11/9/98 ....................       7,757,365
 2,000,000            Wells Fargo & Company, FRN,
                      6.00%, 7/31/98 ....................       2,000,392
                                                              ===========
                                                              253,375,527
                                                              ===========
                         Brokers - 6.2%
10,000,000            Dean Witter Discover & Co.,
                      6.00%, 3/1/98 .....................      10,000,000
                      Lehman Brothers Holdings Inc.:
 7,000,000             6.38%, 6/1/98 ....................       7,003,680
17,200,000             6.84%, 9/25/98 ...................      17,274,694
 5,720,000             7.63%, 8/1/98 ....................       5,754,710
11,400,000             7.85%, 5/11/98 ...................      11,436,071
 4,000,000             8.06%, 3/10/98 ...................       4,002,060
 4,500,000             8.10%, 3/17/98 ...................       4,504,435
 5,500,000             8.88%, 11/1/98 ...................       5,600,808
 5,000,000            Morgan Stanley Group Inc,
                      Series E,
                      5.86%, 2/26/99 ....................       5,010,092
                      Salomon Inc.:
 3,830,000             6.22%, 11/19/98 ..................       3,835,180
                       Medium Term Senior Note
35,000,000             5.66%, 10/26/98 ..................      35,002,764
                       MTN
 3,500,000             6.00%, 7/16/98 ...................       3,502,065
                       Senior Note
 4,765,000             6.70%, 12/1/98 ...................       4,788,172
                       Series D
15,000,000             6.02%, 11/25/98 ..................      15,000,000
                      Shearson Lehman Holdings, MTN:
 1,000,000             6.08%, 7/9/98 ....................       1,000,403
 6,435,000             6.13%, 6/30/98 ...................       6,432,776
                                                              ===========
                                                              140,147,910
                                                              ===========
                      Consumer Products & Services - 0.1%
 2,150,000            Pepsico Inc.,
                      7.63%, 12/18/98 ...................       2,177,587
                                                              ===========
                         Finance - 6.8%
                      Associates Corp. of North America,
                      Senior Note:
25,000,000             6.38%, 8/15/98 ...................      25,046,498
 9,140,000             7.30%, 3/15/98 ...................       9,144,686
25,000,000            Bravo Trust, FRN, Series1997-1-A,
                      5.65%, 10/15/98 (a) ...............      25,000,000
                      Chrysler Financial Corporation, MTN:
 5,000,000             5.56%, 3/2/98 ....................       4,999,920
13,000,000             6.45%, 8/7/98 ....................      13,027,013
 3,000,000             6.74%, 5/20/98 ...................       3,004,364


      Principal
       Amount                                                        Value
---------------------------------------------------------------------------
CORPORATE BONDS & NOTES - continued
                      Finance - continued
$6,000,000            Folk Financial, Series A,
                      (LOC: First of America Bank N.A.)
                      5.62%, VRDN .......................     $ 6,000,000
                      GMAC MTN:
 1,500,000             6.05%, 10/9/98 ...................       1,500,038
 5,340,000             6.25%, 9/8/98 ....................       5,346,599
18,000,000             7.75%, 3/2/98 ....................      18,000,910
25,000,000            Sigma Finance,
                      5.71%, 3/2/99 .....................      25,000,000
                      Transamerica Finance Corp.:
                       MTN
 3,800,000             5.74%, 12/9/98 ...................       3,792,361
                       Senior Note
 3,410,000             6.80%, 3/15/99 ...................       3,448,830
 4,660,000            Volkswagen International Finance,
                      9.75%, 10/27/98 ...................       4,762,262
 6,500,000            Wise Investments LLC, Series A,
                      (LOC: First of America Bank NA)
                      5.62%, VRDN .......................       6,500,000
                                                              ===========
                                                              154,573,481
                                                              ===========
                       Insurance - 0.3%
 1,135,000            Allstate Corp.,
                      5.88%, 6/15/98 ....................       1,134,810
 5,000,000            ITT Hartford Group,
                      8.20%, 10/15/98 ...................       5,065,933
 1,000,000            Travelers Group Inc., Note,
                      5.75%, 4/15/98 (a) ................         999,760
                                                              ===========
                                                                7,200,503
                                                              ===========
                      Local Debt - 0.5%
11,015,000            Manitoba Province Canada,
                      9.50%, 9/15/98 ....................      11,215,579
                                                              ===========
                      Retailing & Wholesale - 0.2%
 4,000,000            Sears Roebuck & Co. MTN,
                      7.40%, 3/16/98 ....................       4,002,454
                                                              ===========
                      Telecommunication Services &
                       Equipment - 0.2%
 4,000,000            GTE Corp.,
                      8.85%, 3/1/98 .....................       4,000,000
                                                              ===========
                      Total Corporate Bonds & Notes
                      (cost $601,695,545) ...............     601,695,545
                                                              ===========
FUNDING AGREEMENT - 2.2% (cost $50,000,000)
50,000,000            General American, Cash Manager Plus,
                      5.75%, 3/2/98 .....................      50,000,000
                                                              ===========
GOVERNMENT AGENCY BONDS & NOTES - 4.0%
                      Federal Home Loan Banks, FRN,
50,000,000             5.62%, 2/26/99 ...................      49,983,140
15,000,000            Federal Home Loan Banks, MTN,
                       6.00%, 12/30/98 ..................      15,000,000
25,000,000            Federal National Mortgage Assn., FRN,
                      5.67%, 1/21/99 ...................       24,993,569
                                                              ===========
                      Total Government Agency Bonds &
                      Notes (cost $89,976,709) ..........      89,976,709
                                                              ===========
MUNICIPALS - 2.0%
$14,250,000           California Housing Finance Agency,
                      Series G2,
                      5.68%, VRDN .......................     $14,250,000

                                   EVERGREEN
                            Select Money Market Fund
                      Schedule of Investments (continued)

                               February 28, 1998


   Principal
    Amount                                               Value
--------------------------------------------------------------
                       MUNICIPALS - continued
 $ 5,000,000  Hannahville Michigan, Building Program
              Bonds,
              (LOC: First of America Bank N.A.)
              5.62%, VRDN ........................    $ 5,000,000
   9,995,000  Hudson County New Jersey
              Improvement Auth. Facility
              Certificates, Series L,
              5.96%, VRDN ........................      9,995,000
  16,995,000  San Diego California Public
              Facilities Financing
              Certificates, Series M,
              5.68%, VRDN ........................     16,995,000
                                                      ===========
              Total Municipals (cost $46,240,000)      46,240,000
                                                      ===========
REPURCHASE AGREEMENT - 0.2%
(cost $5,136,332)
   5,136,332  Donaldson, Lufkin & Jenrette
              Securities Corp.,
              5.63%, 3/2/98 (b) ..................      5,136,332
                                                      ===========



    Shares                                                   Value
-------------------------------------------------------------------
MUTUAL FUND SHARES - 1.4%
 22,512,457   Fidelity Institutional Fund .........     $   22,512,457
 10,016,928   Fidelity U.S. Treasury Fund .........         10,016,928
                                                        ==============
              Total Mutual Fund Shares
              (cost $32,529,385)...................         32,529,385
                                                        ==============
              Total Investments -
              (cost $2,287,484,820) ..... 100.9%         2,287,484,820
              Other Assets and
              Liabilities - Net ......... ( 0.9)           (20,395,799)
                                          =====         ==============
              Net Assets ................ 100.0%        $2,267,089,021
                                          ======        ==============


(a) Securities may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Collateralized by $928,000 U.S. Treasury Note, 6.13% due 12/31/01; value including interest - $947,195 and $4,279,000 U.S. Treasury Note, 5.25%, due 7/31/98 value including interest - $4,292,820.
*  Rates listed represent yield to maturity.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 1998.

Summary of Abbreviations:

FRN    Floating Rate Note
LOC    Letter of Credit
MTN    Medium Term Note
VRDN   Variable Rate Demand Note





                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       Select Municipal Money Market Fund
                            Schedule of Investments

                               February 28, 1998










      Principal
       Amount                                                   Value
----------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 100.8%
                          Alabama - 0.3%
$ 1,500,000           Phenix County, IDB, Environmental
                      Improvement Revenue, Mead Coated
                      Board Project,
                      (LOC: ABN-Amro NA), 3.65%, VRDN ....   $ 1,500,000
                                                             -----------
                          Arizona - 0.8%
  4,200,000           Tempe IDA, MFHRB, Elliots Crossings,
                      (LOC: Citibank N.A.),
                      3.50%, VRDN ........................     4,200,000
                                                             -----------
                       California - 1.7%
  1,500,000           Los Angeles Department of Water &
                      Power,
                      5.60%, 2/1/99.......................     1,526,936
  3,000,000           Los Angeles Unified School District,
                      TRANS,
                      4.50%, 7/1/98.......................     3,006,759
  4,000,000           San Bernardino County, TRANS,
                      Series A,
                      4.50%, 6/30/98 .....................     4,008,297
                                                             -----------
                                                               8,541,992
                                                             -----------
                         Colorado - 2.8%
  4,495,000           Arapahoe County, E-470 Public
                      Highway Auth. Revenue,
                      3.51%, VRDN ........................     4,495,000
  5,000,000           Colorado State General Fund, TRANS,
                      4.50%, 6/26/98 .....................     5,010,189
  4,500,000           Denver City & County Airport Revenue,
                      Series 13,
                      3.65%, VRDN (a) ....................     4,500,000
                                                             -----------
                                                              14,005,189
                                                             -----------
                          Florida - 4.4%
  1,000,000           Dade County GO, Series I,
                      (Ins. by AMBAC),
                      6.75%, 7/1/98 ......................     1,010,367
  1,880,000           Escambia County HFA, SFHRB,
                      3.61%, VRDN ........................     1,880,000
  9,745,000           Florida State Bond Finance Dept.,
                      General Services Revenue,
                      (LIQ: Bankers Trust),
                      3.60%, VRDN ........................     9,745,000
  2,600,000           Orlando TECP,
                      (LIQ: Morgan Guaranty),
                      3.60%, 7/17/98 .....................     2,600,000
  7,000,000           Tampa Occupational License, Series A,
                      3.45%, VRDN ........................     7,000,000
                                                             -----------
                                                              22,235,367
                                                             -----------
                          Georgia - 6.0%
  3,100,000           Eagle Tax Exempt Trust, Class A,
                      3.51%, VRDN (a) ....................     3,100,000
  2,000,000           Fulton County Housing Authority,
                      MFHRB, Series 97 1,
                      (LOC: ING Barings Bank),
                      3.70%, VRDN ........................     2,000,000
  9,133,596           Georgia Municipal Associates, Pool
                      Bond, COP,
                      (SPA: Credit Suisse and Ins. by MBIA),
                      3.50%, VRDN ........................     9,133,596
  5,000,000           Georgia State GO, Series B,
                      6.75%, 3/1/98 ......................     5,000,000


      Principal
       Amount                                                   Value
----------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - continued
                      Georgia - continued
$10,000,000           Gwinnett County School District,
                      Construction Sales Tax Notes,
                      4.00%, 12/31/98 ....................   $10,040,635
  1,000,000           Municipal Electric Authority, TECP,
                      3.55%, 4/9/98 ......................     1,000,000
                                                             -----------
                                                              30,274,231
                                                             -----------
                           Hawaii - 1.4%
  2,395,000           Hawaii Department of Budget &
                      Finance, Special Purpose Revenue,
                      (SPA: Commerzbank and Ins. by
                      MBIA),
                      3.61%, VRDN ........................     2,395,000
                      Hawaii State GO:
  2,600,000           (LIQ: Merrill Lynch and Ins. by FGIC),
                      3.51%, VRDN ........................     2,600,000
  2,000,000           Refunding, Series CD,
                      4.40%, 2/1/99 ......................     2,016,153
                                                             -----------
                                                               7,011,153
                                                             -----------
                        Illinois - 11.6%
  5,985,000           Chicago Board of Education
                      Certificates,
                      (SPA: Bank of New York and Ins. by
                      AMBAC),
                      3.50%, VRDN ........................     5,985,000
  7,250,000           Chicago Wastewater Transmission
                      Revenue,
                      (LIQ: Chase and Ins. by AMBAC),
                      3.60%, VRDN ........................     7,250,000
  5,160,000           City of Glenview, BAN,
                      5.50%, 12/1/98 .....................     5,209,407
  6,100,000           Illinois Health Facilities Authority,
                      MSTR, Series 1997 20 Class A,
                      (LIQ: Bear Stearns Capital Mkts. and
                      Ins. by AMBAC),
                      3.87%, VRDN ........................     6,100,000
  9,100,000           Illinois Health Facilities Authority
                      Revenue,
                      (SPA: Rabobank and Ins. by FGIC),
                      3.51%, VRDN ........................     9,100,000
  7,440,000           Illinois State Tender Option
                      Certificates,
                      (LIQ: Bankers Trust),
                      3.50%, VRDN ........................     7,440,000
  3,000,000           Illinois Student Assistance Commission,
                      Student Loan Revenue, Series A,
                      (SPA: Bank of America and Ins. by MBIA),
                       3.65%, VRDN .......................     3,000,000
  7,000,000           Lombard MFHRB, Clover Creek Apts.
                      Project,
                      (LOC: Continental Casualty Surety),
                      4.00%, VRDN ........................     7,000,000
  2,000,000           Metropolitan Pier & Exposition
                      Authority, Dedicated State Tax
                      Revenue, Series 8,
                      (SPA: Bank of New York and Ins. by
                      AMBAC),
                      3.65%, VRDN ........................     2,000,000
  5,150,000           O'Hare International Airport RB,
                      3.61%, VRDN ........................     5,150,000
                                                             -----------
                                                              58,234,407
                                                             -----------

                                   EVERGREEN
                       Select Municipal Money Market Fund
                      Schedule of Investments (continued)

                               February 28, 1998




      Principal
       Amount                                                   Value
-----------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - continued
                              Kansas - 0.8%
$3,950,000            Wichita GO, Series 194,
                      4.25%, 8/27/98 .....................   $ 3,961,499
                                                             -----------
                            Kentucky - 4.1%
 2,500,000            Clark County PCRB, East Kentucky
                      Power Cooperative,
                      (LOC: Cooperative Finance
                      Corporation),
                      3.70%, VRDN ........................     2,500,000
 1,000,000            Kentucky Higher Education Student
                      Loan Corp., Insured Student Loan
                      Revenue, Series A,
                      4.45%, 6/1/98 ......................     1,000,725
12,000,000            Kentucky State Turnpike Authority,
                      Resources Recovery, Series 17,
                      (LIQ: Commerzbank A.G and Ins. by
                      FSA),
                      3.65%, VRDN ........................    12,000,000
 5,000,000            Louisville & Jefferson County Regional
                      Airport Authority, BAN, Series AA1,
                      (LOC: National City Bank, KY),
                      3.55%, VRDN ........................     5,000,000
                                                             -----------
                                                              20,500,725
                                                             -----------
                      Maryland - 2.3%
 2,000,000            Anne Arundel County, Port Facilities
                      TECP, Baltimore Gas & Electric,
                      3.45%, 6/9/98 ......................     2,000,000
 9,485,000            Maryland State Tender Option
                      Certificates,
                      3.65%, VRDN ........................     9,485,000
                                                             -----------
                                                              11,485,000
                                                             -----------
                      Massachusetts - 2.0%
 9,960,000            Massachusetts State Health &
                      Educational Facilities Authority
                      MSTR, Series SGA 65,
                      (SPA: Societe Generale),
                      3.50%, VRDN ........................     9,960,000
                                                             -----------
                      Michigan - 2.0%
 2,000,000            Michigan State GO,
                      4.50%, 9/30/98 .....................     2,012,190
 8,000,000            Walled Lake Consolidated School
                      District, MSTR, Series SGA 68,
                      3.50%, VRDN ........................     8,000,000
                                                             -----------
                                                              10,012,190
                                                             -----------
                      Mississippi - 0.9%
 4,750,000            Mississippi Business Finance Corp.
                      Solid Waste Disposal Revenue,
                      Mississippi Power Co. Project,
                      3.75%, VRDN ........................     4,750,000
                                                             -----------
                      Missouri - 6.3%
 1,800,000            Independence Water Utility Revenue,
                      (LOC: Westbeutsche Landesbank),
                      3.35%, VRDN ........................     1,800,000
 4,000,000            Kansas City IDA,
                      3.85%, VRDN ........................     4,000,000
 4,000,000            Missouri State Housing Dev. Comm.
                      Mortgage Revenue,
                      (LIQ: Merrill Lynch),
                      3.61%, VRDN ........................     4,000,000


      Principal
       Amount                                                   Value
---------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - continued
                      Missouri - continued
$8,645,000            St. Louis Airport, MSTR, Series SGA 71,
                      (SPA: Societe Generale and Ins. by
                      FGIC),
                      3.70%, VRDN ........................   $ 8,645,000
13,060,000            St. Louis County MFHRB,
                      (SPA: Merrill Lynch),
                      3.61%, VRDN ........................    13,060,000
                                                             -----------
                                                              31,505,000
                                                             -----------
                      Nebraska - 1.6%
 1,340,000            Lincoln Electric Systems RB, Series A,
                      4.50%, 9/1/98 ......................     1,346,645
 1,600,000            Lincoln Electric Systems
                      Revenue,TECP,
                      (LOC: Morgan Guaranty),
                      3.45%, 5/11/98 .....................     1,600,000
 5,245,000            Nebraska Higher Education Loan
                      Program,
                      (LOC: Bank Nationale de Paris),
                      3.61%, VRDN ........................     5,245,000
                                                             -----------
                                                               8,191,645
                                                             -----------
                      Nevada - 0.8%
 3,100,000            Clark County IDR, Nevada Cogeneration
                      I Project,
                      (LOC: Canadian Imperial Bank),
                      3.75%, VRDN ........................     3,100,000
 1,000,000            Nevada State GO, Series A,
                      9.70%, 5/1/98 ......................     1,009,597
                                                             -----------
                                                               4,109,597
                                                             -----------
                      New Hampshire - 1.5%
 7,580,000            New Hampshire HFA, SFHRB,
                      (LIQ: Rabobank Nederland),
                      3.61%, VRDN ........................     7,580,000
                                                             -----------
                      New York - 8.8%
 9,000,000            Erie County IDA, Solid Waste Disposal
                      Facility RB, Canfire Lackawanna Proj.,
                      (LOC: Bayerische Landesbank),
                      3.45%, VRDN ........................     9,000,000
 2,495,000            New York HFA RB,
                      (SPA: Merrill Lynch),
                      3.61%, VRDN ........................     2,495,000
 1,780,000            New York State Thruway Authority
                      Service Contract Revenue,
                      3.61%, VRDN (a) ....................     1,780,000
 5,000,000            New York State Urban Development
                      Corp.,
                      (LIQ: Chase),
                      3.40%, VRDN ........................     5,000,000
                      New York, NY, FRN:
 7,000,000             (SPA: Merrill Lynch),
                      3.61%, VRDN ........................     7,000,000
 2,000,000             Series 26,
                      (LIQ: Bank of New York),
                      3.90%, VRDN ........................     2,000,000
 7,000,000            New York, NY, Municipal Securities Trust
                      Certificates, Series 1997 17,
                      (SPA: Bear Stearns and Ins. by
                      AMBAC-TCRS),
                      3.85%, VRDN (a) ....................     7,000,000

                                   EVERGREEN
                       Select Municipal Money Market Fund
                      Schedule of Investments (continued)

                               February 28, 1998




      Principal
       Amount                                                         Value
---------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - continued
                      New York - continued
$8,000,000            Onondaga County IDA Solid Waste
                      Disposal Facility RB, Solvay
                      Paperboard Proj.,
                      (LIQ: Bear Stearns),
                      4.10%, VRDN .........................     $ 8,000,000
 2,000,000            Suffolk County GO, Prefunded 3/1/98 @
                      101,
                      (COLL: US Govt. Securities),
                      7.38%, 3/1/98 .......................       2,020,000
                                                                ===========
                                                                 44,295,000
                                                                ===========
                      North Carolina - 1.7%
 8,600,000            North Carolina Medical Care
                      Commission Hospital RB,
                      3.40%, VRDN .........................       8,600,000
                                                                ===========
                       Pennsylvania - 6.9%
15,000,000            Allegheny County Sanitation Authority,
                      Sewer Revenue, MSTR,
                      (LIQ: Chase and Ins. by MBIA),
                      3.60%, VRDN .........................      15,000,000
 2,000,000            Allegheny County, TECP, US Steel Corp.,
                      (LOC: Commerzbank AG),
                      3.40%, 6/12/98 ......................       2,000,000
 1,380,000            Pennsylvania HFA RB,
                      3.56%, VRDN .........................       1,380,000
 5,000,000            Philadelphia Airport, MSTR,
                      3.56%, VRDN .........................       5,000,000
 5,230,000            Philadelphia School District GO,
                      (LIQ: Merrill Lynch and Ins. by
                      AMBAC),
                      3.51%, VRDN .........................       5,230,000
 6,205,000            Pittsburgh, Floating Rate Receipt,
                      (SPA: Societe Generale and Ins. by
                      FGIC),
                      3.51%, VRDN .........................       6,205,000
                                                                ===========
                                                                 34,815,000
                                                                ===========
                          Tennessee - 4.6%
 6,000,000            Johnson City MSTR,
                      (SPA: Societe Generale and Ins. by
                      FGIC),
                      3.50%, VRDN .........................       6,000,000
 5,625,000            Metro Government of Nashville &
                      Davidson County RB,
                      3.51%, VRDN (a) .....................       5,625,000
 8,550,000            Tennessee State GO,
                      (SPA: Bank of New York),
                      3.50%, VRDN .........................       8,550,000
 3,000,000            Tennessee State TECP, Series 1997,
                      (SPA: Union Bank of Switzerland),
                      3.45%, 7/15/98 ......................       3,000,000
                                                                ===========
                                                                 23,175,000
                                                                ===========
                             Texas - 18.1%
 1,300,000            Brazos River Authority, PCRB,
                      (LOC: Union Bank of Switzerland),
                      3.95%, VRDN .........................       1,300,000
 5,000,000            City of Houston Water & Sewer
                      Revenue, TECP,
                      3.45%, 4/9/98 .......................       5,000,000
 8,500,000            Fort Worth, TECP,
                      (SPA: Canadian Imperial Bank of
                      Commerce),
                      3.85%, 3/12/98 ......................       8,500,000


      Principal
       Amount                                                         Value
---------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - continued
                      Texas - continued
$2,000,000            Harris County Health Facility Services
                      Dev. Corp. Hospital Revenue,
                      Methodist Hosp., Series 1994,
                      (LOC: Morgan Guaranty, NY),
                      3.65%, VRDN .........................     $ 2,000,000
                      Houston Water & Sewer Systems MSTR:
11,445,000             (LIQ: Chase and Ins. by FGIC),
                      3.60%, VRDN .........................      11,445,000
 4,000,000             Series SCG 73,
                      (Ins. by FGIC),
                      3.50%, VRDN .........................       4,000,000
12,000,000            San Antonio Electric & Gas Revenue,
                      (SPA: Societe Generale),
                      3.55%, VRDN .........................      12,000,000
 5,000,000            San Antonio Electric & Gas, TECP,
                      Series A,
                      3.45%, 8/10/98 (b) ..................       5,000,000
 4,670,000            Tarrant County Health Facility Dev.
                      Corp. Health System Revenue,
                      (SPA: Commerzbank and Ins. by
                      MBIA),
                      3.29%, VRDN (a) .....................       4,670,000
 2,400,000            Texas Housing Agency, MFHRB,
                      Series 97 5,
                      3.70%, VRDN .........................       2,400,000
12,205,000            Texas State Tender Option Certificates,
                      (LIQ: Bankers Trust),
                      3.475%, VRDN ........................      12,205,000
22,500,000            Texas State TRANS, Series A,
                      4.75%, 8/31/98 ......................      22,611,898
                                                                ===========
                                                                 91,131,898
                                                                ===========
                          Wisconsin - 3.5%
 3,845,000            Reedsburg School District, BAN,
                      3.90%, 12/1/98 .......................      3,850,361
 8,250,000            Wisconsin Housing and Economic Dev.
                      Authority, Home Ownership,
                      Series 18,
                      3.80%, VRDN .........................       8,250,000
 5,800,000            Wisconsin Public Power Inc. Systems,
                      MSTR, Series SGA 2,
                      (SPA: Societe Generale and Ins. by
                      AMBAC),
                      3.50%, VRDN .........................       5,800,000
                                                                ===========
                                                                 17,900,361
                                                                ===========
                              Other - 5.9%
                      Puttable Floating Option Tax Exempt
                      Receipts:
10,000,000             (LOC: Credit Suisse and Ins. by FSA),
                      4.05%, VRDN .........................      10,000,000
 1,990,000             (LIQ: Credit Suisse),
                      4.08%, VRDN .........................       1,990,000
17,800,000             (SPA: Societe Generale),
                      3.49%, VRDN .........................      17,800,000
                                                                ===========
                                                                 29,790,000
                                                                ===========
                      Total Municipal Obligations
                      (cost $507,765,254)..................     507,765,254
                                                                ===========

                                   EVERGREEN
                       Select Municipal Money Market Fund
                      Schedule of Investments (continued)

                               February 28, 1998


   Shares                                              Value
------------------------------------------------------------
MUTUAL FUND SHARES - 0.2%
  (cost $900,000)
  900,000   Federated Municipal Obligation Fund    $    900,000
                                                   ------------
            Total Investments
            (cost $508,665,254)..... 101.0%         508,665,254
            Other Assets and
            Liabilities - Net ...... ( 1.0)          (4,898,837)
                                     -----         ------------
            Net Assets ............. 100.0%        $503,766,417
                                     ======        ============


(a) Securities that may be sold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Liquidity provided by Morgan Guaranty Trust of New York, Texas Commerce Bank, Toronto Dominion Bank and Union Bank of Switzerland. Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 1998.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; standby bond purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.



Summary of Abbreviations:
AMBAC American Municipal Bond Assurance Corp.
BAN   Bond Anticipation Note
COLL  Collateral
COP   Certificate of Participation
FGIC  Financial Guaranty Insurance Co.
FRN   Floating Rate Note
FSA   Financial Security Assurance Inc.
GO    General Obligations
HFA   Housing Finance Authority
IDA   Industrial Development Authority
IDB   Industrial Development Bond
IDR   Industrial Development Revenue
LIQ   Liquidity Provider
LOC   Letter of Credit
MBIA  Municipal Bond Investors Assurance Corp.
MFHRB Multifamily Housing Revenue Bond
MSTR  Municipal Securities Trust Receipt
PCRB  Pollution Control Revenue Bond
RB    Revenue Bonds
SFHRB Single Family Housing Revenue Bond
SPA   Securities Purchase Agreement
TCRS  Transferable Custody Receipts
TECP  Tax Exempt Commercial Paper
TRANS Tax Revenue Anticipation Notes
VRDN  Variable Rate Demand Notes







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                       Select Treasury Money Market Fund
                            Schedule of Investments

                               February 28, 1998




   Principal
    Amount                                               Value
---------------------------------------------------------------
UNITED STATES TREASURY BILLS - 15.4%
 $ 50,000,000  5.37%(b) 3/12/98(+) .............    $   49,917,958
   50,000,000  5.34%(b) 4/16/98(+) .............        49,658,833
  250,000,000  5.37%(b) 4/16/98 ................       248,359,167
                                                    ==============
               Total United States Treasury Bills
               (cost $347,935,958)..............       347,935,958
                                                    ==============
UNITED STATES TREASURY NOTES - 17.9%
   60,000,000  6.13%, 3/31/98(+) ...............        60,015,863
   25,000,000  5.88%, 4/30/98(+) ...............        24,999,330
   50,000,000  6.25%, 6/30/98(+) ...............        50,080,397
   30,000,000  4.75%, 8/31/98 ..................        29,853,158
   30,000,000  6.13%, 8/31/98 ..................        30,073,201
   65,000,000  6.00%, 9/30/98 ..................        65,083,865
   20,000,000  5.88%, 10/31/98 .................        20,020,279
   50,000,000  5.75%, 12/31/98 .................        50,007,603
   25,000,000  5.13%, 12/31/98 .................        24,881,011
   50,000,000  6.25%, 3/31/99 ..................        50,363,281
                                                    ==============
               Total United States Treasury Notes
               (cost $405,377,988)..............       405,377,988
                                                    ==============
REPURCHASE AGREEMENTS*(a) - 89.4%
  100,000,000  Barclays Bank PLC,
               5.62%, dated 2/23/98,
               due 3/2/98 (1) ..................       100,000,000
  100,000,000  Dean Witter Reynolds, Inc.,
               5.63%, dated 2/27/98,
               due 3/2/98 (2) ..................       100,000,000
  100,000,000  Deutsche Bank GC,
               5.63%, dated 2/23/98,
               due 3/2/98 (3) ..................       100,000,000
  100,000,000  Donaldson, Lufkin & Jenrette
               Securities Corp.,
               5.63%, dated 2/27/98,
               due 3/2/98 (4) ..................       100,000,000
  200,000,000  Dresdner Bank AG,
               5.63%, dated 2/23/98,
               due 3/2/98 (5) ..................       200,000,000
   50,500,000  Dresdner Bank AG,
               5.45%, dated 2/27/98,
               due 6/30/98 (7)** ...............        50,500,000
   49,312,500  Dresdner Bank AG,
               5.54%, dated 2/27/98,
               due 4/16/98 (9)** ...............        49,312,500
   61,950,000  Dresdner Bank AG,
               5.57%, dated 2/27/98,
               due 3/31/98 (10)** ..............        61,950,000


   Principal
    Amount                                               Value
---------------------------------------------------------------
REPURCHASE AGREEMENTS*(a) - continued
 $ 49,500,000  Dresdner Bank AG,
               5.58%, dated 2/27/98,
               due 3/12/98 (11)** ..............    $   49,500,000
   25,625,000  Dresdner Bank AG,
               5.58%, dated 2/27/98,
               due 4/30/98 (8)** ...............        25,625,000
   70,000,000  Dresdner Bank AG,
               5.63%, dated 2/27/98,
               due 3/2/98 (6) ..................        70,000,000
  100,000,000  First Boston Corp.,
               5.63%, dated 2/23/98,
               due 3/2/98 (12) .................       100,000,000
  100,000,000  Goldman, Sachs Group L.P.,
               5.63%, dated 2/27/98,
               due 3/2/98 (13) .................       100,000,000
  100,000,000  HSBC,
               5.62%, dated 2/27/98,
               due 3/2/98 (14) .................       100,000,000
  100,000,000  Merrill Lynch & Co., Inc.,
               5.6%, dated 2/27/98,
               due 3/2/98 (15) .................       100,000,000
  100,000,000  Morgan Guaranty Trust Co. New York,
               5.63%, dated 2/27/98,
               due 3/2/98 (16) .................       100,000,000
   15,255,467  Shearson Lehman Brothers,
               5.63%, dated 2/27/98,
               due 3/2/98 (17) .................        15,255,467
  500,000,000  Smith Barney,
               5.65%, dated 2/23/98,
               due 3/2/98 (18) .................       500,000,000
  100,000,000  Union Bank of Switzerland,
               5.63%, dated 2/27/98,
               due 3/2/98 (19) .................       100,000,000
                                                    ==============
               Total Repurchase Agreements
               (cost $2,022,142,967) ...........     2,022,142,967
                                                    ==============


     Shares
----------------------------------------------------------------------
MUTUAL FUND SHARES - 1.0% (cost $21,521,376)
  21,521,376   Fidelity U.S. Treasury Income
               Portfolio .........................         21,521,376
                                                           ==========
               Total Investments -
               (cost $2,796,978,289) ... 123.7%         2,796,978,289
               Other Assets and
               Liabilities - Net ....... (23.7)          (535,218,312)
                                         =====          =============
               Net Assets .............. 100.0%        $2,261,759,977
                                         =====         ==============


(a) Repurchase agreements are puttable back to the issuer on no more than five calendar days' notice given by the Fund.
(b) Effective yield (calculated at the date of purchase) is the yield at which the security accretes on an annual basis until maturity date.

**  Represents collateral received for securities on loan.
(+) Securities on loan (see Note 3).

*    Collateralized by:
(1)  $94,485,946 U.S. Treasury Bill 4/30/98, value - $94,485,946 and $5,514,054
     U.S. Treasury Bond 7.25%, 5/15/16, value including accrued interest - $5,516,636.
(2) $10,729,000 US Treasury Note 5.875%, 2/28/99, value including accrued interest - $11,076,370, $43,182,594 GNMA 5.00% to 10.5%, 11/15/07 to
     2/20/28, value including accrued interest - $21,909,171 and $328,968,924 US Treasury STRIPS, 5/15/98 to 2/17/27, value including accrued interest - $125,115,188.
(3) $102,972,000 U.S. Treasury Note, 5.50%, 02/15/08, value including accrued interest - $102,000,171.

                                   EVERGREEN
                       Select Treasury Money Market Fund
                      Schedule of Investments (continued)

                               February 28, 1998

(4)  $285,894,000 U.S. Treasury STRIPS, 05/15/05 to 02/15/23, value including accrued interest - $96,185,368, $756,000 U.S. Treasury Note 7.75%, 12/31/99, value including accrued interest $793,562, and $4,125,000 U.S. Treasury Bonds 6.25% to 10.38%, 11/15/09 to 8/15/23, value including accrued interest - $5,022,141.
(5) $147,058,000 U.S. Treasury Bills 3/5/98 to 2/04/99, value including accrued interest - $144,307,787 and $53,727,000 U.S. Treasury Bonds 6.00% to
     13.87%, 8/15/03 to 11/15/27, value including accrued interest -
     $59,694,970.
(6) $71,085,000 U.S. Treasury Bill 5/28/98, value including accrued interest - $70,152,369 and $1,190,000 U.S. Treasury Note 7.75%, 12/31/99, value including accrued interest - $1,248,664.
(7)  $60,265,000 GNMA 7.00% to 7.50%, 1/15/25 to 3/15/26, value including accrued interest - $51,376,737 and $155,000 U.S. Treasury Bond 13.88%, 5/15/11, value including accrued interest - $241,876.
(8)  $31,284,000 GNMA 6.00% to 8.50%, 6/20/25 to 6/20/27, value including accrued interest - $24,859,756, $730,000 U.S. Treasury Bonds 7.13% to 13.88%, 8/15/03 to 2/15/23, value including accrued interest - $996,847, and $330,000 U.S. Treasury Note 6.38%, 5/15/00, value including accrued interest - $341,202.
(9)  $51,375,000 GNMA 6.00% to 8.50%, 6/20/25 to 6/20/27 value including accrued interest - $50,220,925, $155,000 U.S. Treasury Bonds 11.13% to 13.88%,
     8/15/03 to 5/15/11, value including accrued interest -  $226,677.
(10)  $63,470,000 GNMA 6.00% to 8.50%, 6/20/25 to 6/20/27, value including accrued interest - $62,154,699, $895,000 U.S. Treasury Bonds 8.75% to 11.13%, 8/15/03 to 8/15/20, value including accrued interest -
      $1,147,447.
(11)  $54,265,000 GNMA 6.00% to 8.50%, 6/20/25 to 6/20/27, value including accrued interest - $49,811,826 and $625,000 U.S. Treasury Bonds 6.63% to 13.88%, 8/15/03 to 2/15/27, value including accrued interest - $878,364.
(12)  $102,277,000 U.S. Treasury Notes, 5.38% to 5.75% 1/31/00 to 11/15/00,
      value including accrued interest - $102,711,731.
(13) $101,017,000 U.S. Treasury Note 5.63%, 12/31/99, value including accrued interest - $102,000,444.
(14) $99,765,000 U.S. Treasury Note 6.87%, 7/31/99 value including accrued interest - $102,003,508.
(15)  $99,693,000 U.S. Treasury Notes 6.38% to 6.50%, 01/15/99 to 05/31/02,
      value including accrued interest - $102,004,293.
(16) $58,800,000 U.S. Treasury Note 6.68%, 03/31/00, value including accrued interest - $61,930,632 and $41,257,000 U.S. Treasury Bill 9/17/98, value including accrued interest - $40,069,417.
(17)  $15,092,000 U.S. Treasury Notes 6.25%, 06/30/02 to 02/15/03, value including accrued interest - $15,559,818.
(18)  $790,064,978 GNMA 6.50% to 9.00%, 7/15/98 to 2/20/28 value including accrued interest - $510,000,000.
(19) $96,865,000 U.S. Treasury Note 6.88%, 3/31/00 value including accrued interest - $102,000,886.







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                     Select 100% Treasury Money Market Fund
                            Schedule of Investments

                               February 28, 1998




   Principal
    Amount                                              Value
--------------------------------------------------------------
UNITED STATES TREASURY BILLS - 45.2%
 $     24,000  4.80%*, 3/5/98 ..................    $     23,987
      227,000  5.39%*, 3/6/98 ..................         226,864
       56,000  5.20%*, 3/26/98 .................          55,798
  113,702,000  5.23% - 5.27%*, 4/23/98 .........     112,823,296
                                                    ------------
               Total United States Treasury Bills
               (cost $113,129,945)..............     113,129,945
                                                    ------------


   Principal
    Amount                                              Value
-------------------------------------------------------------
UNITED STATES TREASURY NOTES - 54.3%
 $  5,416,000  6.13%, 3/31/98 ..................    $  5,419,353
   28,636,000  5.13%, 4/30/98 ..................      28,624,223
   27,295,000  5.88%, 4/30/98 ..................      27,310,417
    5,300,000  6.13%, 5/15/98 ..................       5,306,554
    2,249,000  9.00%, 5/15/98 ..................       2,265,472
   30,321,000  5.38%, 5/31/98 ..................      30,324,914
   25,000,000  6.00%, 5/31/98 ..................      25,040,645
   11,713,000  6.25%, 6/30/98 ..................      11,748,494
                                                    ------------
               Total United States Treasury Notes
               (cost $136,040,072)..............     136,040,072
                                                    ------------
               Total Investments -
               (cost $249,170,017).....  99.5%       249,170,017
               Other Assets and
               Liabilities - Net ......   0.5          1,330,585
                                        -----       ------------
               Net Assets ............. 100.0%      $250,500,602
                                        =====       ============

* Effective yield (calculated at the date of purchase) is the yield at which the bill accretes on an annual basis until maturity date.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Money Market Funds
                     Statements of Assets and Liabilities

                               February 28, 1998


                                                           Select           Select            Select            Select
                                                       Money Market      Municipal          Treasury        100% Treasury
                                                           Fund             Fund              Fund              Fund
                                                    ----------------- --------------- ------------------- ----------------
Assets
 Investments in securities ........................  $2,282,348,488    $508,665,254     $   774,835,322     $249,170,017
 Investments in repurchase agreements .............       5,136,332               0       2,022,142,967                0
---------------------------------------------------  --------------    ------------     ---------------     ------------
   Total investments at amortized cost ............   2,287,484,820     508,665,254       2,796,978,289      249,170,017
---------------------------------------------------  --------------    ------------     ---------------     ------------
 Cash .............................................               0           9,428                 580              250
 Interest receivable ..............................      11,647,125       4,368,208          12,791,882        2,223,178
 Receivable for Fund shares sold ..................         192,230               0             470,000                0
 Unamortized organization expenses ................          10,200          10,200              10,200                0
 Prepaid expenses and other assets ................          43,316          39,887              69,107          105,842
---------------------------------------------------  --------------    ------------     ---------------     ------------
   Total assets ...................................   2,299,377,691     513,092,977       2,810,320,058      251,499,287
---------------------------------------------------  --------------    ------------     ---------------     ------------
Liabilities
 Payable for investments purchased ................      25,000,000       8,098,258         300,035,978                0
 Dividends payable ................................       5,502,525       1,121,420           7,492,480          876,424
 Payable for Fund shares redeemed .................         942,230               0                   0                0
 Distribution fee payable .........................         460,492          21,282             357,205            2,203
 Due to related parties ...........................          92,899          19,018             334,621            5,356
 Trustees' fees payable ...........................          17,826          11,446               7,593              557
 Payable for securities on loan ...................               0               0         240,035,325                0
 Accrued expenses and other liabilities ...........         272,698          55,136             296,879          114,145
---------------------------------------------------  --------------    ------------     ---------------     ------------
   Total liabilities ..............................      32,288,670       9,326,560         548,560,081          998,685
---------------------------------------------------  --------------    ------------     ---------------     ------------
Net assets ........................................  $2,267,089,021    $503,766,417     $ 2,261,759,977     $250,500,602
===================================================  ==============    ============     ===============     ============
Net assets represented by
 Paid-in capital ..................................  $2,267,424,105    $503,799,602     $ 2,261,759,977     $250,501,629
 Accumulated net realized loss on investments .....        (335,084)        (33,185)                  0           (1,027)
---------------------------------------------------  --------------    ------------     ---------------     ------------
   Total net assets ...............................  $2,267,089,021    $503,766,417     $ 2,261,759,977     $250,500,602
===================================================  ==============    ============     ===============     ============
Net assets consist of
 Institutional Shares .............................  $1,051,740,861    $441,988,255     $ 1,256,701,423     $245,003,696
 Institutional Service Shares .....................   1,215,348,160      61,778,162       1,005,058,554        5,496,906
---------------------------------------------------  --------------    ------------     ---------------     ------------
                                                     $2,267,089,021    $503,766,417     $ 2,261,759,977     $250,500,602
===================================================  ==============    ============     ===============     ============
Shares outstanding
 Institutional Shares .............................   1,051,905,109     442,018,171       1,256,701,423      245,004,690
 Institutional Service Shares .....................   1,215,518,996      61,781,431       1,005,058,554        5,496,939
---------------------------------------------------  --------------    ------------     ---------------     ------------
Net asset value per share
 Institutional Shares .............................  $         1.00    $       1.00     $          1.00     $       1.00
===================================================  ==============    ============     ===============     ============
 Institutional Service Shares .....................  $         1.00    $       1.00     $          1.00     $       1.00
===================================================  ==============    ============     ===============     ============

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Money Market Funds




                           Statements of Operations

                          Year Ended February 28, 1998


                                                                Select         Select         Select         Select
                                                            Money Market     Municipal      Treasury     100% Treasury
                                                                Fund           Fund           Fund          Fund *
                                                           -------------- -------------- -------------- --------------
Investment income
 Interest ................................................  $96,611,881    $12,154,585    $81,492,855     $2,404,296
----------------------------------------------------------  -----------    -----------    -----------     ----------
Expenses
 Advisory fee ............................................    2,502,328        489,951      2,181,556        111,904
 Distribution Plan expenses ..............................    2,025,350         62,315      1,467,114          2,203
 Administrative services fees ............................      559,160        110,388        484,490         13,018
 Custodian fees ..........................................      354,162         97,802        339,891         11,450
 Registration and filing fees ............................      234,890         86,867        282,748         91,178
 Professional fees .......................................       51,697         28,244         42,613         24,063
 Transfer agent fees .....................................       35,146          6,469         12,359            114
 Trustees' fees and expenses .............................       28,712         14,365         17,777          1,111
 Shareholders' reports expense ...........................       15,410          5,453         11,390         12,057
 Organization expenses ...................................        2,742          2,742          2,742              0
 Other ...................................................        9,832          4,209         24,934             56
 Fee waivers and/or expense reimbursements ...............     (522,139)      (515,003)      (708,945)      (175,317)
----------------------------------------------------------  -----------    -----------    -----------     ----------
  Total expenses .........................................    5,297,290        393,802      4,158,669         91,837
 Less: Indirectly paid expenses ..........................      (22,053)       (11,254)       (27,822)          (108)
----------------------------------------------------------  -----------    -----------    -----------     ----------
  Net expenses ...........................................    5,275,237        382,548      4,130,847         91,729
----------------------------------------------------------  -----------    -----------    -----------     ----------
Net investment income ....................................   91,336,644     11,772,037     77,362,008      2,312,567
Net realized loss on investments .........................     (333,234)       (21,765)             0         (1,027)
----------------------------------------------------------  -----------    -----------    -----------     ----------
Net increase in net assets resulting from operations .....  $91,003,410    $11,750,272    $77,362,008     $2,311,540
==========================================================  ===========    ===========    ===========     ==========

* For the period from December 8, 1997 (commencement of operations) to February 28, 1998.







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Select Money Market Funds
                      Statements of Changes in Net Assets

                          Year Ended February 28, 1998


                                                                     Select
                                                                 Money Market
                                                                     Fund
                                                             --------------------
Operations
 Net investment income .....................................  $       91,336,644
 Net realized loss on investments ..........................            (333,234)
------------------------------------------------------------  ------------------
  Net increase in net assets resulting from operations .....          91,003,410
------------------------------------------------------------  ------------------
Distributions to shareholders from net investment income
 Institutional Shares ......................................         (48,087,627)
 Institutional Service Shares ..............................         (43,249,017)
------------------------------------------------------------  ------------------
  Total distributions to shareholders ......................         (91,336,644)
------------------------------------------------------------  ------------------
Capital share transactions
 Proceeds from shares sold .................................      11,102,724,706
 Proceeds from reinvestment of distributions ...............          26,164,108
 Payment for shares redeemed ...............................     (10,304,091,494)
------------------------------------------------------------  ------------------
  Net increase from capital share transactions .............         824,797,320
------------------------------------------------------------  ------------------
   Total increase in net assets ............................         824,464,086
Net assets
 Beginning of year .........................................       1,442,624,935
------------------------------------------------------------  ------------------
 End of year ...............................................  $    2,267,089,021
============================================================  ==================



                                                                     Select              Select            Select
                                                                  Municipal            Treasury        100% Treasury
                                                                     Fund                Fund             Fund *
                                                             ------------------- ------------------- ----------------
Operations
 Net investment income .....................................  $      11,772,037   $      77,362,008   $   2,312,567
 Net realized loss on investments ..........................            (21,765)                  0          (1,027)
------------------------------------------------------------- -----------------   -----------------   -------------
  Net increase in net assets resulting from operations .....         11,750,272          77,362,008       2,311,540
------------------------------------------------------------- -----------------   -----------------   -------------
Distributions to shareholders from net investment income
 Institutional Shares ......................................        (10,940,574)        (30,337,499)     (2,267,246)
 Institutional Service Shares ..............................           (831,463)        (47,024,509)        (45,321)
------------------------------------------------------------- -----------------   -----------------   -------------
  Total distributions to shareholders ......................        (11,772,037)        (77,362,008)     (2,312,567)
------------------------------------------------------------- -----------------   -----------------   -------------
Capital share transactions
 Proceeds from shares sold .................................      1,292,087,527       6,960,790,322     305,672,656
 Proceeds from reinvestment of distributions ...............            806,793           7,040,441          45,452
 Payment for shares redeemed ...............................     (1,009,525,052)     (5,583,211,658)    (55,316,479)
------------------------------------------------------------- -----------------   -----------------   -------------
  Net increase from capital share transactions .............        283,369,268       1,384,619,105     250,401,629
------------------------------------------------------------- -----------------   -----------------   -------------
   Total increase in net assets ............................        283,347,503       1,384,619,105     250,400,602
Net assets
 Beginning of year .........................................        220,418,914         877,140,872         100,000
------------------------------------------------------------- -----------------   -----------------   -------------
 End of year ...............................................  $     503,766,417   $   2,261,759,977   $ 250,500,602
============================================================= =================   =================   =============

* For the period from December 8, 1997 (commencement of operations) to February 28, 1998.

                         Period Ended February 28, 1997


                                                                                     Select
                                                                                 Money Market
                                                                                    Fund *
                                                                             -------------------
Operations
 Net investment income .....................................................  $      12,167,807
 Net realized loss on investments ..........................................             (1,850)
----------------------------------------------------------------------------  -----------------
  Net increase in net assets resulting from operations .....................         12,165,957
----------------------------------------------------------------------------  -----------------
Distributions to shareholders from net investment income
 Institutional Shares ......................................................         (5,904,325)
 Institutional Service Shares ..............................................         (6,263,482)
----------------------------------------------------------------------------  -----------------
  Total distributions to shareholders ......................................        (12,167,807)
----------------------------------------------------------------------------  -----------------
Capital share transactions
 Proceeds from shares sold .................................................      2,578,642,264
 Proceeds from reinvestment of distributions ...............................          3,216,759
 Payment for shares redeemed ...............................................     (1,139,232,248)
----------------------------------------------------------------------------  -----------------
  Net increase in net assets resulting from capital share transactions .....      1,442,626,775
----------------------------------------------------------------------------  -----------------
   Total increase in net assets ............................................      1,442,624,925
Net assets
 Beginning of period .......................................................                 10
----------------------------------------------------------------------------  -----------------
 End of period .............................................................  $   1,442,624,935
============================================================================  =================



                                                                                    Select            Select
                                                                                 Municipal          Treasury
                                                                                  Fund **           Fund **
                                                                             ----------------- -----------------
Operations
 Net investment income .....................................................  $     1,737,234   $     6,801,751
 Net realized loss on investments ..........................................          (11,420)                0
----------------------------------------------------------------------------- ---------------   ---------------
  Net increase in net assets resulting from operations .....................        1,725,814         6,801,751
----------------------------------------------------------------------------- ---------------   ---------------
Distributions to shareholders from net investment income
 Institutional Shares ......................................................       (1,587,125)       (3,493,244)
 Institutional Service Shares ..............................................         (150,109)       (3,308,507)
----------------------------------------------------------------------------- ---------------   ---------------
  Total distributions to shareholders ......................................       (1,737,234)       (6,801,751)
----------------------------------------------------------------------------- ---------------   ---------------
Capital share transactions
 Proceeds from shares sold .................................................      462,534,674     1,671,272,107
 Proceeds from reinvestment of distributions ...............................            2,873           809,212
 Payment for shares redeemed ...............................................     (242,107,223)     (794,940,457)
----------------------------------------------------------------------------- ---------------   ---------------
  Net increase in net assets resulting from capital share transactions .....      220,430,324       877,140,862
----------------------------------------------------------------------------- ---------------   ---------------
   Total increase in net assets ............................................      220,418,904       877,140,862
Net assets
 Beginning of period .......................................................               10                10
----------------------------------------------------------------------------- ---------------   ---------------
 End of period .............................................................  $   220,418,914   $   877,140,872
============================================================================= ===============   ===============

*  The Fund commenced operations on November 19, 1996
** The Fund commenced operations on November 20, 1996





                  See Combined Notes to Financial Statements.

                     Combined Notes to Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES


The Evergreen Select Money Market Funds consist of Evergreen Select Money Market Fund ("Select Money Market Fund") (formerly, Evergreen Institutional Money Market Fund), Evergreen Select Municipal Money Market Fund ("Select Municipal Fund") (formerly, Evergreen Institutional Tax Exempt Money Market
Fund), Evergreen Select Treasury Money Market Fund ("Select Treasury Fund") (formerly, Evergreen Institutional Treasury Money Market Fund) and Evergreen Select 100% Treasury Money Market Fund ("Select 100% Treasury Fund"), collectively, the "Funds". Each Fund is a diversified series of Evergreen Select Money Market Trust (the "Trust"), a Delaware business trust organized on September 17, 1997 as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

Each Fund offers Institutional Shares and Institutional Service Shares which are sold without a front-end sales charge. Institutional Service Shares pay an ongoing distribution fee.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
Portfolio securities are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a straight-line amortization of any discount or premium.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Securities Lending
In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other financial organizations. The Funds' investment adviser will monitor the creditworthiness of such borrowers. Loans of securities may not exceed 30% of a Fund's total assets and will be collateralized by cash, letters of credit, U.S. Government securities or other highly liquid securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon, and the Fund may invest the collateral in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities which occurs during the term of the loan would affect a Fund and its investors. A Fund may pay reasonable fees in connection with such loans.

D. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

E. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

F. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

               Combined Notes to Financial Statements (continued)

G. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under a distribution plan for the Institutional Service Shares.

H. Organization Expenses
Organization expenses for each Fund, except Select 100% Treasury Fund, are amortized to operations over a five-year period on a straight-line basis from commencement of operations. In the event any of the initial shares of the Funds are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.


2. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with a par value of $0.001 authorized. Shares of beneficial interest of the Funds are currently divided into Institutional Shares and Institutional Service Shares. Transactions in shares of beneficial interest (valued at $1.00 per share) for each Fund were as follows:

--------------------------------------------------------------------------------
SELECT MONEY MARKET FUND




                                                                             November 19, 1996
                                                               Year           (Commencement of
                                                              Ended         Class Operations) to
                                                        February 28, 1998    February 28, 1997
                                                       ------------------- ---------------------
Institutional Shares
Shares sold ..........................................     4,210,325,753         850,921,063
Shares issued in reinvestment of distributions .......         4,406,765              24,669
Shares redeemed ......................................    (3,738,159,269)       (275,613,872)
------------------------------------------------------ -----------------   -----------------
Net increase .........................................       476,573,249         575,331,860
====================================================== =================   =================


                                                                             November 26, 1996
                                                               Year           (Commencement of
                                                              Ended         Class Operations) to
                                                        February 28, 1998    February 28, 1997
                                                       ------------------- ---------------------
Institutional Service Shares
Shares sold ..........................................     6,892,398,953       1,727,721,201
Shares issued in reinvestment of distributions .......        21,757,343           3,192,090
Shares redeemed ......................................    (6,565,932,225)       (863,618,376)
------------------------------------------------------ -----------------   -----------------
Net increase .........................................       348,224,071         867,294,915
====================================================== =================   =================

--------------------------------------------------------------------------------
SELECT MUNICIPAL FUND




                                                                             November 20, 1996
                                                               Year           (Commencement of
                                                              Ended         Class Operations) to
                                                        February 28, 1998    February 28, 1997
                                                       ------------------- ---------------------
Institutional Shares
Shares sold ..........................................    1,122,156,301          356,334,234
Shares issued in reinvestment of distributions .......          614,402                    0
Shares redeemed ......................................     (886,886,123)        (150,200,643)
------------------------------------------------------ ----------------    -----------------
Net increase .........................................      235,884,580          206,133,591
====================================================== ================    =================

--------------------------------------------------------------------------------
SELECT MUNICIPAL FUND - continued



                                                                             November 25, 1996
                                                               Year           (Commencement of
                                                              Ended         Class Operations) to
                                                        February 28, 1998    February 28, 1997
                                                       ------------------- ---------------------
Institutional Service Shares
Shares sold ..........................................      169,931,226         106,200,440
Shares issued in reinvestment of distributions .......          192,391               2,873
Shares redeemed ......................................     (122,638,929)        (91,906,580)
------------------------------------------------------ ----------------    ----------------
Net increase .........................................       47,484,688          14,296,733
====================================================== ================    ================

--------------------------------------------------------------------------------
SELECT TREASURY FUND




                                                                            November 20, 1996
                                                              Year           (Commencement of
                                                             Ended         Class Operations) to
                                                       February 28, 1998    February 28, 1997
                                                      ------------------- ---------------------
Institutional Shares
Shares sold .........................................     3,647,541,042         684,739,426
Shares issued in reinvestment of distributions ......           270,054              29,404
Shares redeemed .....................................    (2,758,881,077)       (316,997,426)
----------------------------------------------------- -----------------   -----------------
Net increase ........................................       888,930,019         367,771,404
===================================================== =================   =================


                                                                             November 27, 1996
                                                               Year           (Commencement of
                                                              Ended         Class Operations) to
                                                        February 28, 1998    February 28, 1997
                                                       ------------------- ---------------------
Institutional Service Shares
Shares sold ..........................................     3,313,249,280         986,532,681
Shares issued in reinvestment of distributions .......         6,770,387             779,808
Shares redeemed ......................................    (2,824,330,581)       (477,943,031)
------------------------------------------------------ -----------------   -----------------
Net increase .........................................       495,689,086         509,369,458
====================================================== =================   =================

--------------------------------------------------------------------------------
SELECT 100% TREASURY FUND




                                                          December 8, 1997
                                                          (Commencement of
                                                        Class Operations) to
                                                         February 28, 1998
                                                       ---------------------
Institutional Shares
Shares sold ..........................................      281,511,760
Shares issued in reinvestment of distributions .......           40,594
Shares redeemed ......................................      (36,647,664)
------------------------------------------------------ ----------------
Net increase .........................................      244,904,690
====================================================== ================


                                                         December 23, 1997
                                                          (Commencement of
                                                        Class Operations) to
                                                         February 28, 1998
                                                       ---------------------
Institutional Service Shares
Shares sold ..........................................       24,160,896
Shares issued in reinvestment of distributions .......            4,858
Shares redeemed ......................................      (18,668,815)
------------------------------------------------------ ----------------
Net increase .........................................        5,496,939
====================================================== ================

3. SECURITIES TRANSACTIONS


The Select Treasury Fund loaned securities during the year ended February 28, 1998 to certain brokers who paid the Fund a negotiated lenders' fee. These fees are included in interest income. The Fund received repurchase agreements fully collateralized by U.S. Government securities as collateral against the loaned securities in an amount at least equal to 100% of the market value of the loaned securities at the inception of each loan. The Fund monitors the adequacy of the collateral daily and will require the broker to provide additional collateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. At February 28, 1998, the value of securities on loan and the value of collateral including accrued interest, amounted to $234,672,381 and $240,035,325, respectively. During the year ended February 28, 1998, the Fund earned $310,021 in income from securities lending transactions.

On February 28, 1998, the cost of investments for federal income tax purposes of each Fund was the same as for financial reporting purposes.

As of February 28, 1998, the Funds had capital loss carryovers for federal income tax purposes as follows:



                                                Expiration
                                           ---------------------
                                              2005       2006
                                           --------- -----------
           Select Money Market Fund ......  $2,000    $131,000
           Select Municipal Fund .........   1,000           0
           Select 100% Treasury Fund .....       0       1,000

4. DISTRIBUTION PLAN


Evergreen Distributor, Inc. ("EDI") (formerly, Evergreen Keystone Distributor, Inc.), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as the principal underwriter to the Funds.

Each Fund has adopted a Distribution Plan (the "Plan") for its Institutional Service Shares as allowed by Rule 12b-1 of the 1940 Act. The Plan permits each Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses". Under the terms of the Plan, the Funds incur distribution-related and shareholder servicing expenses which may not exceed 0.25% of the average daily net assets of each Fund's outstanding Institutional Service Shares. Distribution Plan expenses are calculated daily and paid monthly.

The Plan may be terminated at any time by vote of the Independent Trustees or by a vote of a majority of the outstanding voting shares of the Institutional Service Shares.


5. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

The Capital Management Group ("CMG") of First Union National Bank of North Carolina ("FUNB"), a subsidiary of First Union Corporation ("First Union"), serves as the investment adviser to the Funds. The advisory fee is computed daily and paid monthly based on a percentage of each Fund's average daily net assets.


                                      Annual
                                      Advisory Fee
                                      ----------------
  Select Money Market Fund .......... 0.15%
  Select Municipal Fund ............. 0.15%
  Select Treasury Fund .............. 0.15%
  Select 100% Treasury Fund ......... 0.25%

Currently, CMG has voluntarily agreed to reduce the investment advisory fee for the 100% Treasury Fund by 0.10%.


For the year ended February 28, 1998, CMG voluntarily waived and reimbursed expenses as follows:



                                            Advisory     Expenses
                                           Fee waiver   Reimbursed
                                          ------------ -----------
          Select Money Market Fund ......   $522,139           0
          Select Municipal Fund .........    489,951     $25,052
          Select Treasury Fund ..........    708,945           0
          Select 100% Treasury Fund .....    111,904      63,413

CMG can modify or discontinue these voluntary waivers and reimbursements at any time.

Evergreen Investment Services, Inc. ("EIS") (formerly, Evergreen Keystone Investment Services, Inc.), a subsidiary of First Union, serves as the administrator for each Fund. BISYS serves as the sub-administrator. The administrator and sub-administrator for each Fund is entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisers. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of each Fund. The sub-administration fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% as net assets increase, to the average daily net assets of each Fund.

During the year ended, February 28, 1998, the Funds paid or accrued the following amounts to EIS for certain administrative services:


  Select Money Market Fund ..........  $405,460
  Select Municipal Fund .............    78,674
  Select Treasury Fund ..............   347,689
  Select 100% Treasury Fund .........     8,363

Effective May 5, 1997, Evergreen Service Company ("ESC") (formerly, Evergreen Keystone Service Company), a wholly-owned subsidiary of FUNB, serves as the transfer and dividend disbursing agent for the Funds. Prior to that date, State Street Bank and Trust Company ("State Street") provided the transfer and dividend disbursing services.

As of February 28, 1998, the Funds accrued or paid to ESC the following amounts:



  Select Money Market Fund .........  $21,636
  Select Municipal Fund ............    1,252
  Select Treasury Fund .............    3,075

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds. As sub-administrator, BISYS provides the officers of the Funds.



6. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.


7. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of duties as a Trustee. Each Trustee's deferred balances are allocated to deferral accounts which are included in the accrued expenses for each Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in each Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.


8. FINANCING AGREEMENT

On October 31, 1996, a financing agreement among certain of the Evergreen Funds, State Street and a group of banks (collectively, the "Banks") became effective. Under this agreement, the Banks provided an unsecured credit facility to certain Evergreen Funds in the aggregate amount of $225 million ($112.5 million committed and $112.5 million uncommitted) allocated evenly among the Banks. Borrowings under this facility bore interest at 0.75% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds. State Street served as agent for the Banks, and as agent was entitled to a fee of $15,000 which was allocated to all of the participating Funds. This agreement was terminated on October 31, 1997.

On October 31, 1997, a temporary financing agreement between the participating Funds and First Union became effective. Under this agreement, First Union provided a fully committed unsecured credit facility in the aggregate amount of $300 million. Borrowings under this facility bore interest at 1.00% per annum above the Federal Funds rate. State Street served as administrative agent under this agreement, but received no compensation for its services. This agreement was terminated on December 22, 1997.

               Combined Notes to Financial Statements (continued)

On December 22, 1997, a financing agreement among all of the Evergreen Funds, State Street and a group of banks (the "Banks") became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility is allocated, under the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Funds for temporary or emergency purposes only and is subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facility, which will be allocated to all funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds

During the year ended February 28, 1998, the Funds had no borrowings under these agreements.

                       Report of Independent Accountants


To the Trustees and Shareholders of
 Evergreen Select Money Market Fund
 Evergreen Select Municipal Money Market Fund
 Evergreen Select Treasury Money Market Fund
 Evergreen Select 100% Treasury Money Market Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Evergreen Select Money Market Fund, (formerly Evergreen Institutional Money Market Fund), Evergreen Select Municipal Money Market Fund (formerly Evergreen Institutional Tax Exempt Money Market Fund), Evergreen Select Treasury Money Market Fund (formerly Evergreen Institutional Treasury Money Market Fund), and Evergreen Select 100% Treasury Money Market Fund, ("collectively, the Funds"), each a series of the Evergreen Select Money Market Trust, at February 28, 1998, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1998 by correspondence with the custodian, and the application of alternative auditing procedures where securities purchased had not yet been received, provide a reasonable basis for the opinion expressed above.




Price Waterhouse LLP

1177 Avenue of the Americas
New York, New York

April 9, 1998

ADDITIONAL INFORMATION (Unaudited)


On December 15, 1997, a special meeting of shareholders for each of the Funds was held to consider a number of proposals. On October 16, 1997, the record date for the meeting, the Funds had the following shares outstanding and number of shares represented at the meeting:


                                                                                            Select
                                                                                            Money
                                                                                            Market
                                                                                             Fund
                                                                                      -----------------
Record Date Shares Outstanding ......................................................   1,497,488,108
Shares represented at meeting .......................................................     960,584,865
Percentage of record date shares represented at meeting .............................           64.15%

The votes recorded at the meeting, by proposal, were as follows:
      Proposal 1 - The proposed reorganization of each Fund as a series of the
        Evergreen Select Money Market Trust, a Delaware business trust:
      Shares voted "For" ............................................................     944,468,517
      Shares voted "Against" ........................................................       2,049,172
      Shares voted "Abstain" ........................................................      14,067,176
      Proposal 2 - Reclassification as non-fundamental of the investment objective of those Funds whose investment objective is currently classified as fundamental:
      Shares voted "For" ............................................................     934,111,405
      Shares voted "Against" ........................................................      12,377,112
      Shares voted "Abstain" ........................................................      14,096,348
      Proposal 3 - Changes to Fundamental investment restrictions:
      Proposal to amend the fundamental restriction concerning diversification of investments:
      Shares voted "For" ............................................................     942,988,882
      Shares voted "Against" ........................................................       3,528,689
      Shares voted "Abstain" ........................................................      14,067,294
      Proposal to amend the Fundamental restriction concerning concentration of a
        Fund's assets in a particular industry:
      Shares voted "For" ............................................................     942,988,882
      Shares voted "Against" ........................................................       3,528,689
      Shares voted "Abstain" ........................................................      14,067,294
      Proposal to amend the Fundamental restriction concerning the issuance of senior securities:
      Shares voted "For" ............................................................     942,988,882
      Shares voted "Against" ........................................................       3,528,689
      Shares voted "Abstain" ........................................................      14,067,294
      Proposal to amend the Fundamental restriction concerning borrowing:
      Shares voted "For" ............................................................     942,988,882
      Shares voted "Against" ........................................................       3,528,689
      Shares voted "Abstain" ........................................................      14,067,294
      Proposal to amend the Fundamental restriction concerning underwriting:
      Shares voted "For" ............................................................     942,988,882
      Shares voted "Against" ........................................................       3,528,689
      Shares voted "Abstain" ........................................................      14,067,294
      Proposal to amend the Fundamental restriction concerning investments in Real
        Estate:
      Shares voted "For" ............................................................            N/A
      Shares voted "Against" ........................................................            N/A
      Shares voted "Abstain" ........................................................            N/A
      Proposal to amend the Fundamental restriction concerning commodities:
      Shares voted "For" ............................................................            N/A
      Shares voted "Against" ........................................................            N/A
      Shares voted "Abstain" ........................................................            N/A



                                                                                           Select           Select
                                                                                         Municipal         Treasury
                                                                                            Fund             Fund
                                                                                      --------------- -----------------
Record Date Shares Outstanding ......................................................   366,770,953     1,654,867,977
Shares represented at meeting .......................................................   287,352,896     1,360,726,756
Percentage of record date shares represented at meeting .............................         78.35%            82.23%

The votes recorded at the meeting, by proposal, were as follows:
      Proposal 1 - The proposed reorganization of each Fund as a series of the
        Evergreen Select Money Market Trust, a Delaware business trust:
      Shares voted "For" ............................................................   285,090,877     1,357,664,278
      Shares voted "Against" ........................................................     2,158,373         2,664,651
      Shares voted "Abstain" ........................................................       103,646           397,827
      Proposal 2 - Reclassification as non-fundamental of the investment objective of those Funds whose investment objective is currently classified as fundamental:
      Shares voted "For" ............................................................   284,800,659     1,340,971,819
      Shares voted "Against" ........................................................     2,267,336        19,357,110
      Shares voted "Abstain" ........................................................       284,901           397,827
      Proposal 3 - Changes to Fundamental investment restrictions:
      Proposal to amend the fundamental restriction concerning diversification of investments:
      Shares voted "For" ............................................................   284,744,476     1,355,851,895
      Shares voted "Against" ........................................................     2,434,284         4,477,034
      Shares voted "Abstain" ........................................................       174,136           397,827
      Proposal to amend the Fundamental restriction concerning concentration of a
        Fund's assets in a particular industry:
      Shares voted "For" ............................................................   284,744,476     1,355,851,895
      Shares voted "Against" ........................................................     2,434,284         4,477,034
      Shares voted "Abstain" ........................................................       174,136           397,827
      Proposal to amend the Fundamental restriction concerning the issuance of senior securities:
      Shares voted "For" ............................................................   284,744,476     1,355,851,895
      Shares voted "Against" ........................................................     2,434,284         4,477,034
      Shares voted "Abstain" ........................................................       174,136           397,827
      Proposal to amend the Fundamental restriction concerning borrowing:
      Shares voted "For" ............................................................   284,744,476     1,355,851,895
      Shares voted "Against" ........................................................     2,434,284         4,477,034
      Shares voted "Abstain" ........................................................       174,136           397,827
      Proposal to amend the Fundamental restriction concerning underwriting:
      Shares voted "For" ............................................................   284,744,476     1,355,851,895
      Shares voted "Against" ........................................................     2,434,284         4,477,034
      Shares voted "Abstain" ........................................................       174,136           397,827
      Proposal to amend the Fundamental restriction concerning investments in Real
        Estate:
      Shares voted "For" ............................................................   284,744,476     1,355,851,895
      Shares voted "Against" ........................................................     2,434,284         4,477,034
      Shares voted "Abstain" ........................................................       174,136           397,827
      Proposal to amend the Fundamental restriction concerning commodities:
      Shares voted "For" ............................................................   284,744,476     1,355,851,895
      Shares voted "Against" ........................................................     2,434,284         4,477,034
      Shares voted "Abstain" ........................................................       174,136           397,827

ADDITIONAL INFORMATION (Unaudited) (continued)


                                                                                        Select
                                                                                         Money      Select        Select
                                                                                        Market    Municipal      Treasury
                                                                                         Fund        Fund          Fund
                                                                                       -------- ------------- --------------
      Proposal to amend the Fundamental restriction concerning lending:
      Shares voted "For" .............................................................   N/A     284,744,476  1,355,851,895
      Shares voted "Against" .........................................................   N/A       2,434,284      4,477,034
      Shares voted "Abstain" .........................................................   N/A         174,136        397,827
      Proposal to amend the Fundamental restriction concerning investment in federally tax exempt securities:
      Shares voted "For" .............................................................   N/A     284,744,476        N/A
      Shares voted "Against" .........................................................   N/A       2,434,284        N/A
      Shares voted "Abstain" .........................................................   N/A         174,136        N/A
      Proposal to amend the Fundamental restriction concerning investment in Municipal
        Securities:
      Shares voted "For" .............................................................   N/A     284,744,476        N/A
      Shares voted "Against" .........................................................   N/A       2,434,284        N/A
      Shares voted "Abstain" .........................................................   N/A         174,136        N/A
      Proposal to amend the Investment objective:
      Shares voted "For" .............................................................   N/A     284,775,417        N/A
      Shares voted "Against" .........................................................   N/A       2,299,675        N/A
      Shares voted "Abstain" .........................................................   N/A         277,804        N/A

              FEDERAL INCOME TAX STATUS OF DIVIDENDS (Unaudited)


100% of the dividends distributed by Evergreen Select Municipal Money Market Fund for the year ended February 28, 1998 are exempt from federal income tax, other than alternative minimum tax.

Evergreen Select Funds

MONEY MARKETS                       GROWTH AND INCOME /
Money Market Fund                   BALANCED FUNDS
Treasury Money Market Fund          Equity Income Fund
100% Treasury Money market Fund     Balanced Fund
Municipal Money Market Fund

                                    GROWTH FUND
MUNICIPAL FIXED                     Small Company Growth Fund
INCOME FUNDS                        Small Company Value Fund
Intermediate Tax-Exempt Bond Fund   Strategic Growth Fund
                                    Common Stock Fund
TAXABLE FIXED                       Large Cap Blend Fund
INCOME FUNDS                        Strategic Value Fund
Total Return Bond Fund              Diversified Value Fund
Income Plus Fund                    Social Principles Fund
Core Bond Fund
Fixed Income
Adjustable Rate Fund
Limited Duration Fund

67421                             540713          RV02   4/98


                                       BULK RATE
                                     U.S. POSTAGE
                                         PAID
                                     CHARLOTTE, NC
                                     PERMIT NO. 136

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201 South College St.
Charlotte, NC 28288